Pension and other employee obligations	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Pension and other employee obligations
16. Pension and other employee obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2020	March 31, 2019
Current:
Salaries and bonus	$68,353	$62,320
Pension	1,196	854
Withholding taxes on salary and statutory payables	7,308	4,947

Total	$76,857	$68,121

Non-current:
Pension and other obligations	$12,999	$11,248

Total	$12,999	$11,248

Employee benefit costs consist of the following:

	Year ended March 31,
	2020	2019	2018
Salaries and bonus	$487,246	$424,005	$405,665
Employee benefit plans:
Defined contribution plan	12,675	11,572	11,684
Defined benefit plan	2,634	2,242	3,042
Share-based compensation expense (Refer n ote 2 5 )	37,520	30,305	30,565

Total	$540,075	$468,124	$450,956

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2020	2019	2018
Cost of revenue	$399,441	$346,914	$329,289
Selling and marketing expenses	40,816	34,054	31,373
General and administrative expenses	99,818	87,156	90,294

Total	$540,075	$468,124	$450,956

Defined contribution plan
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2020	2019	2018
India	$8,772	$7,919	$8,123
United States	1,548	1,387	1,279
United Kingdom	892	759	670
South Africa	789	840	860
Sri Lanka	480	505	625
Philippines	194	162	127

Total	$12,675	$11,572	$11,684

Defined benefit plan
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2020	2019	2018
Service cost	$1,915	$1,621	$1,917
Past service cost	—	—	538
Interest on the net defined benefit liability	719	621	587

Net gratuity cost	$2,634	$2,242	$3,042

	As at
	March 2020	March 2019
Change in projected benefit obligations
Obligation at beginning of the year	$12,552	$11,101
Foreign currency translation	(1,206)	(671)
Service cost	1,915	1,621
Interest cost	805	692
Benefits paid	(1,423)	(1,213)
Business combinations	98	—
Actuarial (gain)/loss
From changes in demographic assumptions	(113)	48
From changes in financial assumptions	317	32
From actual experience compared to assumptions	579	942

Benefit obligation at end of the year	$13,524	$12,552

Change in plan assets
Plan assets at beginning of the year	$1,259	$1,041
Foreign currency translation	(107)	(57)
Expected return on plan assets	86	71
Actuarial (loss) /gain	(16)	(21)
Actual contributions	1,192	1,354
Benefits paid	(1,268)	(1,129)

Plan assets at end of the year	$1,146	$1,259

Accrued pension liability
Current	$1,196	$854
Non-current	11,182	10,439

Net amount recognized	$12,378	$11,293

Present value of funded defined benefit obligation	$12,814	$11,911
Fair value of plan assets	(1,146)	(1,259)

	11,668	10,652

Present value of unfunded defined benefit obligation	$710	$641

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.0 years	5.0 years
Net amount recognized relating to the Company’s India plan, Philippines plan and Sri Lanka plan was $11,733
, $46
and $599 as at March 31, 2020 and $10,683, $29 and $581 as at March 31, 2019, respectively.

In March 2018, the Government of India amended the Payment of Gratuity Act, 1972 to increase the maximum limit of lump-sum
 gratuity payment to eligible employees at retirement, death, and incapacitation or on termination of employment from $1
3
to $26 (from $15 to $31 as at March 31, 2018). As a result, the Company recognized an amount of $538 towards past service cost in the consolidated statement of income during the year ended March 31, 2018.
The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2020	2019	2018
Discount rate:
India	6.3% to 6.6%	6.6% to 7.0%	6.6% to 7.3%
Philippines	3.7%	6.1%	3.1%
Sri Lanka	9.8%	11.0%	10.0%
Rate of increase in compensation level	7.0% to 8.0%	7.0% to 8.0%	7.0% to 10.0%
Expected rate of return on plan assets	6.6%	7.0%	7.3%
The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.
As at March 31, 2020, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.6)%	(1.1)%	(5.1)%
Decrease in discount rate by 1%	5.1%	1.1%	5.7%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.7%	0.6%	5.2%
Decrease in salary escalation rate by 1%	(3.6)%	(0.6)%	(4.8)%
Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a 12 month period.
As at March 31, 2020, $4 and $1,142 ($4 and $1,255 as at March 31, 2019) of the fund assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 62% and 38% are invested in unquoted government securities and money market instruments, respectively. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.
The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2020. The Company expects to contribute $2,204 to defined benefit plan for the year ending March 31, 2021. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2021	$2,342
2022	2,363
2023	2,448
2024	2,468
2025	2,629
Thereafter	11,487

$23,737